Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Tax	The components of deferred income tax assets are as follows:
September 30, 2020
Deferred Tax Asset:
Net Operating Loss	$175,574
Valuation Allowance	(175,574)
Net Deferred Asset	$—
The components of deferred income tax assets are as follows:
2019
Deferred Tax Asset:
Net Operating Loss	143,878
Valuation Allowance	(143,878)
Net Deferred Asset	-